Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Ordinary Share [Abstract]
Schedule of Loss Per Share
	2024	2023
Basic loss per Class A ordinary share	(0.47)	(1.03)
Diluted (loss) per Class A ordinary share	(0.47)	(1.03)
Number of ordinary shares used for loss per share (weighted average)
Basic	16,964,586	14,439,644
Diluted	16,964,586	14,439,644

Schedule of Weighted Average Number of Ordinary Shares
	30 June 2024	31 December 2023
Warrants	9,092,121	8,869,633
RSUs - outstanding	18,901	54,952
RSUs – vested but no ordinary shares issued	150,771	115,820
Incentive shares	5,000	5,000
Share options	1,626,256	1,482,628